Revenue Recognition - Schedule of Timing of Revenue Recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Timing of Revenue Recognition [Line Items]
Total Revenue	$ 1,351,121	$ 2,814,664
Point in Time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Total Revenue	1,351,121	2,814,664
Over Time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Total Revenue